Jan. 12, 2021
Wilshire Global Allocation Fund
Wilshire Global Allocation Fund
IMPORTANT NOTICE TO SHAREHOLDERS
 WILSHIRE VARIABLE INSURANCE TRUST
Wilshire Global Allocation Fund (the “Fund”)

Supplement dated January 12, 2021
to the Fund’s Summary Prospectus, Statutory Prospectus,
and Statement of Additional Information (“SAI”),
each dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S SUMMARY PROSPECTUS, STATUTORY PROSPECTUS, AND SAI

Effective January 8, 2021, Wilshire Associates Incorporated, the investment adviser to the Fund, has changed its name to Wilshire Advisors, LLC. Accordingly, all references in the Fund’s Summary Prospectus, Statutory Prospectus, and SAI to “Wilshire Associates Incorporated” are hereby deleted and replaced with references to “Wilshire Advisors, LLC.”